INCOME TAXES (Encouragement Of Industry And Capital Investments) (Narrative) (Details) ₪ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2017	Dec. 31, 2016 USD ($)	Dec. 31, 2016 ILS (₪)	Oct. 27, 2013 USD ($)
Encouragement Of Capital Investments Law [Line Items]
Tax exempt period		10 years	10 years
Amount paid in accordance with the Trapped Profits Law				$ 4,000
Tax rate on preferred income from a preferred enterprise		16.00%	16.00%
Tax rate distributed to individuals or foreign residents from the preferred enterprise's earnings		20.00%	20.00%
Maximum [Member]
Encouragement Of Capital Investments Law [Line Items]
Amount paid in accordance with the Trapped Profits Law				$ 58,172
Know-How And Patents [Member]
Encouragement Of Capital Investments Law [Line Items]
Tax benefit amortization period		8 years	8 years
Development Area A [Member]
Encouragement Of Capital Investments Law [Line Items]
Tax rate on preferred income from a preferred enterprise		9.00%	9.00%
Development Area A [Member] | Subsequent Event [Member]
Encouragement Of Capital Investments Law [Line Items]
Tax rate on preferred income from a preferred enterprise	7.50%
Technological preferred enterprise [Member]
Encouragement Of Capital Investments Law [Line Items]
Tax rate on preferred income from a preferred enterprise		4.00%	4.00%
Revenue from Subsidiaries | ₪			₪ 10,000,000
Tax rate on profit		6.00%	6.00%
Approved Enterprise Programs [Member]
Encouragement Of Capital Investments Law [Line Items]
Tax exempt earnings		$ 223,091
Tax liability resulting from distribution of earnings		$ 59,340